Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,649.2	$ 1,687.6	$ 1,956.0
Ending balance	1,770.7	1,649.2	1,687.6
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,047.8	3,120.3	3,385.5
Additions	238.7	136.2	101.7
Disposals	(79.3)	(139.6)	(71.7)
Impairment			13.8
Reclassifications	(15.6)	(44.9)	(23.1)
Translation adjustments	20.5	(24.2)	(41.9)
Assets held for sale			(244.0)
Ending balance	3,212.1	3,047.8	3,120.3
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,398.6)	(1,432.7)	(1,429.5)
Depreciation	(91.6)	(91.6)	(108.0)
Disposals	55.5	97.1	37.0
Impairment			(2.6)
Reclassifications	0.3	17.9	1.1
Interest on capitalized assets	(1.1)	(1.1)	(1.1)
Translation adjustments	(5.9)	11.8	13.4
Assets held for sale			57.0
Ending balance	(1,441.4)	(1,398.6)	(1,432.7)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10.2	10.2	11.0
Ending balance	10.2	10.2	10.2
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10.2	10.2	11.0
Assets held for sale			(0.8)
Ending balance	10.2	10.2	10.2
Land [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0.0	0.0	0.0
Ending balance	0.0	0.0	0.0
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	459.0	473.7	536.8
Ending balance	451.2	459.0	473.7
Buildings and improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	655.8	656.9	716.9
Additions	2.8	1.2	0.6
Disposals	(1.3)	(4.2)	(14.9)
Reclassifications	9.2	3.6	21.2
Translation adjustments	0.9	(1.7)	(2.6)
Assets held for sale			(64.3)
Ending balance	667.4	655.8	656.9
Buildings and improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(196.8)	(183.2)	(180.1)
Depreciation	(18.9)	(18.4)	(20.9)
Disposals	0.8	2.4	5.1
Reclassifications	0.0	3.0	0.0
Interest on capitalized assets	(1.1)	(1.1)	(1.1)
Translation adjustments	(0.2)	0.5	1.0
Assets held for sale			12.8
Ending balance	(216.2)	(196.8)	(183.2)
Installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	51.8	53.6	59.8
Ending balance	49.3	51.8	53.6
Installations [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	88.4	88.4	93.6
Disposals	(0.4)
Reclassifications	0.4	0.5	0.5
Translation adjustments	0.3	(0.5)	(0.6)
Assets held for sale			(5.1)
Ending balance	88.7	88.4	88.4
Installations [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(36.6)	(34.8)	(33.8)
Depreciation	(2.8)	(2.6)	(2.5)
Disposals	0.1
Reclassifications	0.0	0.7	0.0
Translation adjustments	(0.1)	0.1	0.2
Assets held for sale			1.3
Ending balance	(39.4)	(36.6)	(34.8)
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	327.9	333.8	458.8
Ending balance	330.4	327.9	333.8
Machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	724.3	727.8	881.0
Additions	29.9	23.3	13.1
Disposals	(29.0)	(19.9)	(14.2)
Impairment			12.4
Reclassifications	5.8	(2.1)	6.0
Translation adjustments	2.6	(4.8)	(7.8)
Assets held for sale			(162.7)
Ending balance	733.6	724.3	727.8
Machinery and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(396.4)	(394.0)	(422.2)
Depreciation	(25.0)	(26.2)	(30.7)
Disposals	19.6	14.5	13.9
Impairment			(2.3)
Reclassifications	0.0	5.5	0.0
Translation adjustments	(1.4)	3.8	6.3
Assets held for sale			41.0
Ending balance	(403.2)	(396.4)	(394.0)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13.5	16.4	23.2
Ending balance	12.0	13.5	16.4
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	42.7	46.5	49.0
Additions	1.1	1.5	0.6
Disposals	(4.0)	(5.0)	(2.7)
Reclassifications	0.3	(0.1)	0.5
Translation adjustments	0.2	(0.2)	(0.4)
Assets held for sale			(0.5)
Ending balance	40.3	42.7	46.5
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(29.2)	(30.1)	(25.8)
Depreciation	(2.6)	(3.2)	(7.3)
Disposals	3.7	3.7	2.6
Reclassifications	0.0	0.2	0.0
Translation adjustments	(0.2)	0.2	0.3
Assets held for sale			0.1
Ending balance	(28.3)	(29.2)	(30.1)
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2.4	2.5	2.8
Ending balance	3.2	2.4	2.5
Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11.9	12.0	12.3
Additions	0.2	0.4	0.3
Disposals	(1.4)	(0.4)	(0.4)
Reclassifications	1.1	0.1	0.1
Translation adjustments	0.1	(0.2)	(0.3)
Ending balance	11.9	11.9	12.0
Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(9.5)	(9.5)	(9.5)
Depreciation	(0.5)	(0.5)	(0.7)
Disposals	1.4	0.3	0.4
Translation adjustments	(0.1)	0.2	0.3
Ending balance	(8.7)	(9.5)	(9.5)
Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0.2	0.8	1.3
Ending balance	0.0	0.2	0.8
Aircraft [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4.5	23.7	23.7
Disposals	0.0	(19.2)	0.0
Ending balance	4.5	4.5	23.7
Aircraft [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4.3)	(22.9)	(22.4)
Depreciation	(0.2)	(0.1)	(0.5)
Disposals	0.0	18.7	0.0
Ending balance	(4.5)	(4.3)	(22.9)
Computers and peripherals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8.4	8.7	13.4
Ending balance	8.4	8.4	8.7
Computers and peripherals [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	115.0	116.4	121.1
Additions	2.8	3.3	0.9
Disposals	(16.8)	(3.7)	(3.2)
Reclassifications	0.4	(0.6)	0.7
Translation adjustments	0.7	(0.4)	(1.1)
Assets held for sale			(2.0)
Ending balance	102.1	115.0	116.4
Computers and peripherals [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(106.6)	(107.7)	(107.7)
Depreciation	(3.1)	(3.3)	(5.7)
Disposals	15.9	3.3	3.0
Reclassifications	0.0	0.7	0.0
Translation adjustments	0.1	0.4	0.9
Assets held for sale			1.8
Ending balance	(93.7)	(106.6)	(107.7)
Tooling [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	226.2	255.7	257.8
Ending balance	217.8	226.2	255.7
Tooling [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	615.6	672.2	655.6
Additions	13.4	7.2	5.2
Disposals	(5.4)	(56.2)	(0.4)
Impairment			1.4
Reclassifications	0.2	(7.4)	10.4
Translation adjustments	0.0	(0.2)	0.0
Ending balance	623.8	615.6	672.2
Tooling [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(389.4)	(416.5)	(397.8)
Depreciation	(21.9)	(23.4)	(18.6)
Disposals	5.3	42.9	0.2
Impairment			(0.3)
Reclassifications	0.0	7.5	0.0
Translation adjustments	0.0	0.1	0.0
Ending balance	(406.0)	(389.4)	(416.5)
Other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0.0	0.0
Ending balance	0.0	0.0	0.0
Other assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18.5	18.5	18.4
Additions	0.6	0.0	0.1
Ending balance	19.1	18.5	18.5
Other assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(18.5)	(18.5)	(18.4)
Depreciation	(0.6)	0.0	(0.1)
Ending balance	(19.1)	(18.5)	(18.5)
Exchange pool program assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	498.1	497.0	525.7
Ending balance	567.1	498.1	497.0
Exchange pool program assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	709.4	712.5	737.5
Additions	106.9	70.1	62.4
Disposals	(21.0)	(31.0)	(35.9)
Reclassifications	(15.6)	(27.2)	(23.2)
Translation adjustments	9.7	(15.0)	(28.3)
Ending balance	789.4	709.4	712.5
Exchange pool program assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(211.3)	(215.5)	(211.8)
Depreciation	(16.0)	(13.9)	(21.0)
Disposals	8.7	11.3	11.8
Reclassifications	0.3	0.3	1.1
Translation adjustments	(4.0)	6.5	4.4
Ending balance	(222.3)	(211.3)	(215.5)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	51.5	35.2	65.4
Ending balance	121.1	51.5	35.2
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	51.5	35.2	65.4
Additions	81.0	29.2	18.5
Reclassifications	(17.4)	(11.7)	(39.3)
Translation adjustments	6.0	(1.2)	(0.8)
Assets held for sale			(8.6)
Ending balance	121.1	51.5	35.2
Construction in progress [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0.0	0.0	0.0
Ending balance	$ 0.0	$ 0.0	$ 0.0